Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	$ 7,253	¥ 49,867	¥ 35,782
Unamortized discount and debt issuance costs	(38)	(261)	(171)
Long-term Debt, Total	$ 7,215	¥ 49,606	¥ 35,611